Employee Benefit Plan, Summary of Accounting Policy - EBP 038	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
EBP, Note Receivable from Participant [Policy Text Block]	Notes Receivable from Participants-Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the plan document
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy [Text Block]	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting-The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Investment contracts held by a defined contribution plan are required to be reported at fair value.

Use of Estimates-The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and disclosures of contingent items at the date of the financial statements and the reported amounts of changes in net assets available for benefits during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties-The Plan allows participants to invest in various mutual funds, common collective trust funds, and the M/I Homes Company Stock Fund. Such investments, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with such investments, it is reasonably possible that changes in the values of such investments will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits.

Investment Valuation and Income Recognition-The Plan’s investments are stated at fair value, including the common collective trust funds, which holds indirect investments in fully benefit-responsive investment contracts. For additional disclosure regarding fair value of investments, please see Note 3.

Purchases and sales of securities are recorded on the trade date. Interest income is recorded as earned and dividend income is recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Administrative Expenses-Administrative costs of the Plan are paid by the Plan Sponsor.
Payment of Benefits-Benefits are recorded when paid. There were no benefits payable at December 31, 2025 and 2024.

Notes Receivable from Participants-Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the plan document.

EBP, Basis of Accounting [Policy Text Block]
Basis of Accounting-The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Investment contracts held by a defined contribution plan are required to be reported at fair value.

EBP, Risk and Uncertainty [Policy Text Block]
Risks and Uncertainties-The Plan allows participants to invest in various mutual funds, common collective trust funds, and the M/I Homes Company Stock Fund. Such investments, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with such investments, it is reasonably possible that changes in the values of such investments will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits.

EBP, Use of Estimate [Policy Text Block]
Use of Estimates-The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and disclosures of contingent items at the date of the financial statements and the reported amounts of changes in net assets available for benefits during the reporting period. Actual results could differ from those estimates.

EBP, Expense [Policy Text Block]	Administrative Expenses-Administrative costs of the Plan are paid by the Plan Sponsor.
EBP, Investment [Policy Text Block]
Investment Valuation and Income Recognition-The Plan’s investments are stated at fair value, including the common collective trust funds, which holds indirect investments in fully benefit-responsive investment contracts. For additional disclosure regarding fair value of investments, please see Note 3.

Purchases and sales of securities are recorded on the trade date. Interest income is recorded as earned and dividend income is recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

EBP, Payment to Participant [Policy Text Block]	Payment of Benefits-Benefits are recorded when paid. There were no benefits payable at December 31, 2025 and 2024.
EBP, Note Receivable from Participant [Policy Text Block]	Notes Receivable from Participants-Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the plan document